Statements of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (707)	$ (101,024)
Adjustment to reconcile net loss to net cash provided by operating activities:
Expenses paid by stockholder and contributed as capital	$ 707	1,044
Changes in operating assets and liabilities
Prepaid expense		(7,400)
Accounts payable		85,000
Payable to related party		32,172
Net cash provided by operating activities		9,792
Cash Flows from Investing Activities:
Cash paid for patents and trademarks		(10,400)
Net cash used in investing activities		(10,400)
Cash Flows from Financing Activities:
Cash proceeds from short term advances		60,445
Net cash provided by financing activities		60,445
Net increase in cash and cash equivalents		59,837
Cash and cash equivalents, beginning of the period	$ 0	0
Cash and cash equivalents, end of the period	$ 0	$ 59,837
Supplemental disclosures of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosures of non-cash investing and financing activities:
Settlement of accounts payable by related party		$ 102,173
Discount on common stock		$ 50